ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
Summary of assets and liability transferred

Amount
US$
Property and equipment	2,611
Long-term prepayments and other non-current assets	9,828
Unfavorable contract	(3,176)
Total	9,263

Acquisition of Guanghan Data Center Co., Ltd.
Summary of preliminary calculation of the purchase consideration

The following table presents the calculation of the purchase consideration of the acquisition dated December 9, 2024.

Amount
US$
Fair value of 369,031,800 Class A ordinary shares at first closing on December 9, 2024	13,654
Fair value of 45,278,600 Class A ordinary shares at subsequent closing	1,675
Fair value of 2,265,000 USDT	2,265
Effective settlement of unfavorable contract	6,063
Total purchase consideration	23,657

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

The following is a summary of the estimated fair value of the net assets acquired as of the acquisition date.

	Amount	Amortization Months
	US$
Current assets	201	—
Acquired intangible assets	10,451	41
Property and equipment	3,623	—
Long-term prepayments and other non-current assets	25,300	—
Total identifiable assets acquired	39,575	—
Unfavorable contract	(5,825)	24
Other current liabilities	(52)	—
Total identifiable liabilities assumed	(5,877)	—
Net identifiable assets acquired	33,698	—
Non-controlling interests	(10,041)	—
Total purchase consideration	23,657	—